Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
5. Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2023:

	December 31, 2023
	Fair Value	Level 1	Level 2	Level 3

	(in thousands)
Financial Assets:
Money market funds	$1,806	$1,806	$—	$—
Total financial assets	$1,806	$1,806	$—	$—
Financial Liabilities:
Derivatives designated as hedging instruments:
Forward contracts included in accrued expenses and other current liabilities (Note 6)	$3,370	$—	$3,370	$—
Total financial liabilities	$3,370	$—	$3,370	$—

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022:

	December 31, 2022
	Fair Value	Level 1	Level 2	Level 3

	(in thousands)
Financial Assets:
Derivatives not designated as hedging instruments:
Forward contracts included in prepaid expenses and other current assets (Note 6)	$22,676	$—	$22,676	$—
DPP receivable included in prepaid expenses and other current assets (Note 2)	22,294	—	—	22,294
Total financial assets	$44,970	$—	$22,676	$22,294

The Company classifies its money market funds within Level 1 because they are valued using quoted prices in active markets. The Company classifies its derivative financial instruments within Level 2 because they are valued using inputs other than quoted prices which are directly or indirectly observable in the market, including readily-available pricing sources for the identical underlying security which may not be actively traded. The Company classifies its DPP receivable within Level 3 because it is valued using unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. There were no transfers into or out of Level 3 fair value measurement for the years ended December 31, 2023 and 2022.

Because no market exists for a DPP in sold receivables, fair value estimates are based on judgements regarding current economic conditions and the risk characteristics of the expected collection percentage of the remaining receivables outstanding. Those estimates that are subjective in nature and involve uncertainties and matters of significant judgement and therefore cannot be determined with precision are included in Level 3. Changes in assumptions could significantly affect the fair value of the DPP receivable presented.